Organization and Principal Activities (Tables)	6 Months Ended
Jun. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Consolidated Financial Statements

The following unaudited interim condensed consolidated financial information of the VIE after the elimination of inter-company transactions between the VIE and its subsidiaries as of December 31, 2025 and June 30, 2026 and for the six months ended June 30, 2025 and 2026 was included in the accompanying unaudited interim condensed consolidated financial statements of the Group as follows:

	As of December 31,	As of June 30,
	2025	2026
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	54,927	68,824
Restricted cash	5,000	5,000
Short-term investment	226	226
Accounts receivable, net	821,560	529,868
Prepayments and other current assets	53,827	56,710
Amounts due from intra-Group companies	2,949	2,912
Total current assets	938,489	663,540
Non-current assets:
Property, equipment and leasehold improvement, net	777	854
Intangible assets, net	3,850	2,800
Right-of-use assets	6,453	5,016
Goodwill	84,609	84,609
Total non-current assets	95,689	93,279
TOTAL ASSETS	1,034,178	756,819
LIABILITIES
Current liabilities:
Accounts payable	622,496	354,982
Short-term borrowings	39,800	29,900
Contract liabilities	3	3
Salary and welfare benefits payable	64,127	59,610
Tax payable	12,099	13,589
Amounts due to related party	50,626	52,949
Accrued expenses and other current liabilities	13,028	14,610
Short-term lease liabilities	4,727	3,510
Amounts due to intra-Group companies	196,798	239,408
Total current liabilities	1,003,704	768,561
Non-current liabilities:
Deferred tax liabilities	963	700
Long-term lease liabilities	801	604
Deferred revenue	1,432	1,432
Amounts due to intra-Group companies	225,128	220,256
Total non-current liabilities	228,324	222,992
TOTAL LIABILITIES (without recourse to the primary beneficiary)	1,232,028	991,553

Schedule of Operation

	For the six months ended
	June 30,
	2025	2026
	RMB	RMB
Net revenues
- earned from external parties	1,113,412	839,667
- earned from intra-Group companies	4,717	-
Total revenues	1,118,129	839,667
Cost of revenues and operating expenses
- arising from external parties transactions	(1,127,327)	(873,735)
- arising from intra-Group transactions	(19,607)	(10,153)
Total cost of revenues and operating expenses	(1,146,934)	(883,888)
Net loss	(30,244)	(39,756)

Schedule of Cash Flow

	For the six months ended
	June 30,
	2025	2026
	RMB	RMB
Cash flows from operating activities:
Net cash (used in)/generated from transactions with intra-Group companies	(60,601)	31,908
Net cash generated from/(used in) transactions with external parties	48,915	(7,890)
Net cash (used in)/generated from operating activities	(11,686)	24,018
Net cash generated from/(used in) transactions with external parties	3,060	(221)
Net cash generated from/(used in) investing activities	3,060	(221)
Net cash used in transactions with intra-Group companies	(3,457)	-
Net cash generated from/(used in) transactions with external parties	19,876	(9,900)
Net cash generated from/(used in) financing activities	16,419	(9,900)
Net increase in cash and cash equivalents	7,793	13,897